Impact of COVID-19 and going concern	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impact of COVID-19 and going concern
2. Impact of COVID-19 and going concern:

(a)    Impact of COVID-19

The COVID-19 pandemic had an adverse impact on the Company's business in 2020. The extent, duration and impact of COVID-19 is uncertain however in the second half of 2020, the Company's sales and customer demand rebounded compared to the first half of the year. The majority of the Company's production is from three facilities located in Northern Italy and one in the Netherlands. Sales from these facilities are primarily to Western and Eastern Europe which were significantly impacted by the COVID-19 pandemic. The Company's Brescia facility was closed from March 16, 2020 through May 4, 2020. This facility produces components in the light-duty Original Equipment Manufacturer ("OEM") business and assembles LNG tank systems for the heavy-duty OEM business. The Company's Cherasco and Albinea facilities were closed from March 22, 2020 through May 4, 2020. These facilities produce components and kits in the Independent Aftermarket ("IAM"), Delayed OEM ("DOEM"), electronics and OEM businesses.

In addition to the Company's production facilities, its initial High Pressure Direct Injection ("Westport HPDI 2.0TM" or "HPDI") launch partner temporarily closed its facilities in mid-March in response to safety concerns and government restrictions arising from the spread of COVID-19. The Company's launch partner reopened its production facilities in late April and has since exceeded pre-COVID-19 sales volume levels for the HPDI product in the second half of 2020.

The Company's light-duty OEM and DOEM businesses are dependent on new vehicle sales with gaseous fuel systems. Sales revenue in these businesses declined significantly during the second quarter of 2020 due to the impact of the COVID-19 pandemic, but revenue increased in the second half of 2020, albeit to levels still below the comparative period in the prior year as the Company continues to recover. While revenue from these businesses recovered during the fourth quarter, the rise in COVID-19 cases and new virus variants may adversely affect customer demand going forward.

The Company's heavy-duty business was less impacted than the IAM and light-duty OEM businesses due to on-going need for freight transportation and the growing demand for more climate-friendly vehicles in markets with favourable fuel price economics. Demand for essential goods remains and consumer delivery of these goods has increased, resulting in stable demand for medium and heavy-duty trucks.

Management is closely monitoring and making efforts to mitigate the impact of COVID-19 on the Company's business. The Company has significant operations in Italy where there has been many cases. The Company also sources components from China. At this time, management does not see a material impact to its business; however, the situation is evolving and could become material if the supply chain disruption is prolonged or end customer demand declines.
2. COVID-19 impact and going concern (continued):

In response to pandemic, the Company undertook numerous financing actions and implemented multiple austerity measures, including actions to reduce costs, such as salary and other compensation deferrals and reductions, and delaying non-critical projects and capital expenditures to secure liquidity and improve its ability to fund its operations. The Company also worked closely with its key lenders to strengthen its liquidity and has made significant progress to reduce its cost of capital, summarized as follows:

•New loans and principal deferrals of $16,000 with Export Development Canada ("EDC");
•New loans in the amount of €27,000 ($31,590) with UniCredit S.p.A ("UniCredit") and Deutsche Bank;
•Restructuring of the convertible notes with Cartesian Capital Group and its affiliates ("Cartesian") to pay down the existing convertible notes from $17,500 to $10,000;
•Increasing the maximum draw amount on the revolving financing facility with HSBC Bank Canada ("HSBC") from $10,000 to $20,000;
•Conversion of a total of $5,000 convertible debt with Cartesian into common shares as of December 31, 2020; and
•Issuance of $14,376 gross proceeds in common shares from treasury to the public as of December 31, 2020 through the at-the-market equity offering program (the "ATM Program") launched on November 9, 2020.

The Company is also participating in government wage-subsidy and other support programs in the countries where it operates. The Company has received $6,093 in the year ended December 31, 2020 related to these programs. Refer to notes 13, 14(a), 14(b), and 17 in these consolidated financial statements for more details.

(b)    Liquidity and Going Concern

In connection with preparing consolidated financial statements for each annual and interim reporting period, the Company is required to evaluate whether there are conditions or events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. Substantial doubt exists when conditions and events, considered in aggregate, indicate that it is probable that a company will be unable to meet its obligations as they become due within one year after the date that the consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans and actions that have not been fully implemented as of the date that the financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both: (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued; and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. Generally, to be considered probable of being effectively implemented, the plans must have been approved before the date that the financial statements are issued.

Management's evaluation has concluded that there are no known or currently foreseeable conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements are issued. These consolidated financial statements have therefore been prepared on the basis that the Company will continue as a going concern.
The assessment of the liquidity and going concern requires the Company to make judgments about the existence of conditions or events that raise substantial doubt about the ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. This includes judgments about the Company's future activities and the timing thereof and estimates of future cash flows. Significant assumptions used in the Company's forecasted model of liquidity include forecasted sales, including forecasted increases in sales of the heavy-duty OEM business, forecasted costs and capital expenditures, amongst others. Changes in the assumptions could have a material impact on the forecasted liquidity and going concern assessment.
2. COVID-19 impact and going concern (continued):
The Company believes it has taken into account all the possible impacts of known events arising from the COVID-19 pandemic in the preparation of the consolidated financial statements. However, changes in circumstances due to COVID-19 could impact management's judgments and estimates associated with the liquidity and going concern assessment, and other critical accounting assessments.
At December 31, 2020, the Company's net working capital was $70,876 (2019 - $53,591) including cash and cash equivalents of $64,262 (2019 - $46,012). The Company has another $2,177 in restricted cash pledged to the repayment of the debt it holds in its Italian subsidiaries recorded in other long-term assets. The Company's short-term and long-term debt, including the royalty payable, was $101,440, net of deferred financing fees, of which $39,747 of this debt matures in 2021 and $7,451 of the royalty payable is due in 2021. The Company incurred a loss of $7,359 and negative cash flows from operations of $35,149 in the year ended December 31, 2020.
As part of its on-going monitoring of financial condition, management is evaluating foreseeable future cash flows from the Cummins Westport joint venture investment, as the joint venture term is scheduled to end on December 31, 2021. The joint venture pays significant dividends to the joint venture partners, with the Company receiving $20,758 as dividends in 2020 (2019 - $25,045). As per the joint venture agreement, both Cummins Inc. and the Company have equal rights to the joint venture’s intellectual property. However, there is no certainty that the Company will be able to monetize the intellectual property to the level of the current dividends received from the joint venture. See note 7(a) for additional details related to the Cummins Westport joint venture.
Management believes that the cash on hand at December 31, 2020 and the continued recovery in operational performance, coupled with the additional sources of capital mentioned above, will provide the cash flow necessary to fund operations over the next year to March 2022. The ability to continue as a going concern beyond March 2022 will be dependent on the Company's ability to generate sufficient positive cash flows from operations, successful conversion of or refinancing of the convertible debt, effective management of the Cummins Westport joint venture transition and on the Company's ability to finance its long term strategic objectives and operations (specifically the growth of the HPDI business). If, as a result of future events, the Company was to determine it was no longer able to continue as a going concern, significant adjustments would be required to the carrying value of assets and liabilities in the accompanying, consolidated financial statements and the adjustments could be material.